4. LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for loan losses
Beginning balance	$ 7,641	$ 6,869	$ 6,939
Provision for loan losses	591	750	538
Loans charged off	(954)	(289)	(1,062)
Recoveries	631	311	454
Net (chargeoffs) recoveries	(323)	22	(608)
Ending balance	7,909	7,641	6,869
Construction and land development
Allowance for loan losses
Beginning balance	509	960	2,021
Provision for loan losses	(326)	(510)	(317)
Loans charged off	0	(14)	(898)
Recoveries	303	73	154
Net (chargeoffs) recoveries	303	59	(744)
Ending balance	486	509	960
Commercial Real Estate
Allowance for loan losses
Beginning balance	3,156	2,510	1,184
Provision for loan losses	492	902	1,287
Loans charged off	(27)	(275)	(1)
Recoveries	98	19	40
Net (chargeoffs) recoveries	71	(256)	39
Ending balance	3,719	3,156	2,510
Consumer Real Estate
Allowance for loan losses
Beginning balance	2,046	1,594	1,540
Provision for loan losses	(153)	408	104
Loans charged off	0	0	(64)
Recoveries	7	44	14
Net (chargeoffs) recoveries	7	44	(50)
Ending balance	1,900	2,046	1,594
Commercial and industrial loans (except those secured by real estate)
Allowance for loan losses
Beginning balance	1,786	1,662	2,150
Provision for loan losses	656	(51)	(635)
Loans charged off	(927)	0	(99)
Recoveries	213	175	246
Net (chargeoffs) recoveries	(714)	175	147
Ending balance	1,728	1,786	1,662
Consumer and other
Allowance for loan losses
Beginning balance	144	143	44
Provision for loan losses	(78)	1	99
Loans charged off	0	0	0
Recoveries	10	0	0
Net (chargeoffs) recoveries	10	0	0
Ending balance	$ 76	$ 144	$ 143